UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
FORM 13F COVER PAGE
Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [X]; Amendment Number: 3
  This Amendment (Check only one.): 	[x] is a restatement.
					[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    Munros Capital Management, LLC
Address: 355 south Old Woodward, Suite 200
	 Birmingham, MI  48009


Form 13F File Number:  028-12587

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Cheryl L Clift
Title: 	Portfolio Manager
Phone: 	248-901-1532

Signature, Place, and Date of Signing:

    /s/Cheryl L Clift				Birmingham, MI      08/22/2008
		[Signature]			[City, State]		[Date]

Report Type Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)
[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)
[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:

NONE

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: NONE

Form 13F Information Table Entry Total: 72

Form 13F Information Table Value Total: 126356 X 1000
					         (thousands)


List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respectto which this report is filed, other than the manager filing this report.

NONE

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABENGOA                        FE               ES0105200     1234    35000 SH       SOLE                    35000
ABERDEEN ASSET MGMT            FE               GB0000031     2020   614796 SH       SOLE                   614796
ACKERMANS                      FE               BE0003764     2557    26179 SH       SOLE                    26179
AERO INVENTORY PLC             FE               GB0004440     1714   130000 SH       SOLE                   130000
ANTICHI PELLETTIERI            FE               IT0004016     1108    80000 SH       SOLE                    80000
BANK OF PIRAEUS                FE               GRS014013     1317    33838 SH       SOLE                    33838
BARRY CALLEBAUTN               FE               CH0009002     2271     3002 SH       SOLE                     3002
BOURBON                        FE               FR0004548     1176    18000 SH       SOLE                    18000
CA IMMOB ANLAGEN               FE               AT0000641      820    36778 SH       SOLE                    36778
CLINICA BAVIERA SA             FE               ES0119037      659    19000 SH       SOLE                    19000
D+S EUROPE                     FE               DE0005336     3036   169052 SH       SOLE                   169052
ELEXIS                         FE               DE0005085     2345    82704 SH       SOLE                    82704
GERRY WEBER INTERNATIONAL      FE               DE0003304     1370    43000 SH       SOLE                    43000
GOALS SOCCER CENTRES           FE               GB00B0486      867   125000 SH       SOLE                   125000
GRIFOLS                        FE               ES0171996     1909    85000 SH       SOLE                    85000
HAWESKO HOLDING AG             FE               DE0006042     1125    34000 SH       SOLE                    34000
HELLENIC EXCHANGES             FE               GRS395363     3304    94427 SH       SOLE                    94427
HEMTEX AB                      FE               SE0000698     1482   129257 SH       SOLE                   129257
HERA SPA                       FE               IT0001250     2493   554685 SH       SOLE                   554685
HIQ INTERNATIONAL AB           FE               SE0000461     1208   230000 SH       SOLE                   230000
IAWS GROUP                     FE               IE0004554     2197   100152 SH       SOLE                   100152
IFG GROUP PLC                  FE               IE0002325      995   420000 SH       SOLE                   420000
INDRA SISTEMAS -A-             FE               ES0118594     2556    94346 SH       SOLE                    94346
INVISTA REAL ESTATE            FE               GB00B1CKT      510   480967 SH       SOLE                   480967
IPSOS                          FE               FR0000073      940    33076 SH       SOLE                    33076
KARDEX                         FE               CH0018263     2402    44400 SH       SOLE                    44400
KELLER GROUP                   FE               GB0004866      724    55000 SH       SOLE                    55000
LAIRD GRP                      FE               GB00B1VNS     2247   195416 SH       SOLE                   195416
LAMPRELL                       FE               GB00B1CL5     2996   351444 SH       SOLE                   351444
LVL MEDICAL GROUPE             FE               FR0000054     2951    92000 SH       SOLE                    92000
MACINTOSH RETAIL GR            FE               NL0000367     2182    64701 SH       SOLE                    64701
MARIMEKKO                      FE               FI0009007     1194    45000 SH       SOLE                    45000
METRIS INTERNATIONAL           FE               BE0003859     1062    55000 SH       SOLE                    55000
MOTA-ENGIL                     FE               PTMEN0AE0     2114   283249 SH       SOLE                   283249
NEOCHIMIKI L.V.LAV             FE               GRS463003     2368    79611 SH       SOLE                    79611
NEOPOST                        FE               FR0000120     1703    16569 SH       SOLE                    16569
NEWCOURT GROUP PLC             FE               IE00B0LNH      889   540000 SH       SOLE                   540000
NKT HOLDING                    FE               DK0010287     2414    26897 SH       SOLE                    26897
POLYTEC HOLDING AG             FE               AT0000A00      869    67000 SH       SOLE                    67000
PRAKTIKER HOLDING              FE               DE000A0F6     1738    58458 SH       SOLE                    58458
PROSAFE                        FE               NO0003074     2687   154785 SH       SOLE                   154785
PROSEGUR                       FE               ES0175438     1245    35000 SH       SOLE                    35000
RAMIRENT OYJ                   FE               FI0009007     1938   118402 SH       SOLE                   118402
RAYSEARCH LABORATORIES         FE               SE0000135     1027    35000 SH       SOLE                    35000
RMG                            FE               BE0003741     1000    14004 SH       SOLE                    14004
RNB RETAIL AND BRANDS          FE               SE0000401     1443   155000 SH       SOLE                   155000
SCHWEIZERISCHE NATIONAL- REG   FE               CH0010811     1244     1600 SH       SOLE                     1600
SHANKS GROUP                   FE               GB0007995     2142   471786 SH       SOLE                   471786
SMARTRAC NV                    FE               NL0000486     1312    25000 SH       SOLE                    25000
SONAE SGPS                     FE               PTSON0AE0     2613   905126 SH       SOLE                   905126
SPECTRIS                       FE               GB0003308      893    66287 SH       SOLE                    66287
SPICE                          FE               GB00B01YR     2188   208291 SH       SOLE                   208291
SUESS MICROTEC                 FE               DE0007226      661   105000 SH       SOLE                   105000
SYNERGIE SA                    FE               FR0000032     1135    30000 SH       SOLE                    30000
TANDBERG                       FE               NO0005620     2293   110000 SH       SOLE                   110000
TANFIELD GROUP                 FE               GB0002787     2188   800000 SH       SOLE                   800000
TECHNOTRANS                    FE               DE0007449     1184    48000 SH       SOLE                    48000
TELEPERFORMANCE                FE               FR0000051     2312    59542 SH       SOLE                    59542
TEN CATE                       FE               NL0000375     1969    63500 SH       SOLE                    63500
TRANSICS INTERNATIONAL         FE               BE0003869     1150    45000 SH       SOLE                    45000
TREVI FIN IND                  FE               IT0001351     2544   142705 SH       SOLE                   142705
TRYGVESTA                      FE               DK0060013     2010    26506 SH       SOLE                    26506
TUBACEX                        FE               ES0132945     1139   117000 SH       SOLE                   117000
TULLETT PREBON                 FE               GB00B1H0D     2260   242983 SH       SOLE                   242983
TULLOW OIL                     FE               GB0001500     1486   115102 SH       SOLE                   115102
VENTURE PRODUCTION             FE               GB0031423     1177    75000 SH       SOLE                    75000
VT GROUP                       FE               GB0031729     2952   216000 SH       SOLE                   216000
WARTSILA OYJ-B SHARES          FE               FI0009003     2899    38169 SH       SOLE                    38169
WEIR GROUP                     FE               GB0009465     2048   127600 SH       SOLE                   127600
WINCOR NIXDORF                 FE               DE000A0CA     2701    28728 SH       SOLE                    28728
YOUGOV PLC                     FE               GB00B1VQ6     1038   400000 SH       SOLE                   400000
ZUMTOBEL                       FE               AT0000837     2377    65914 SH       SOLE                    65914